UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 96.9%
AUSTRALIA 4.8%
ELECTRIC—INTEGRATED ELECTRIC 0.6%
AGL Energy Ltd.	110,923	$1,314,986

MARINE PORTS 1.5%
Asciano Ltd.	637,602	3,377,428

TOLL ROADS 2.7%
Macquarie Atlas Roads Group	202,441	510,472
Transurban Group	843,995	5,704,771
		6,215,243
TOTAL AUSTRALIA		10,907,657

AUSTRIA 0.4%
AIRPORTS
Flughafen Wien AG	12,180	1,017,033

BRAZIL 0.2%
ELECTRIC—INTEGRATED ELECTRIC
Light SA	61,256	517,526

CANADA 5.9%
MARINE PORTS 0.5%
Westshore Terminals Investment Corp.	39,602	1,181,748

PIPELINES—C-CORP 4.9%
AltaGas Ltd.	22,263	940,057
Enbridge	117,830	5,640,311
Inter Pipeline Ltd.	39,422	1,279,512
TransCanada Corp.	62,279	3,207,512
		11,067,392
RAILWAYS 0.5%
Canadian Pacific Railway Ltd	5,827	1,209,313
TOTAL CANADA		13,458,453

CHILE 0.4%
WATER
Aguas Andinas SA, Class A	1,407,678	820,121

CHINA 0.5%
GAS DISTRIBUTION 0.2%
Towngas China Co., Ltd. (Cayman Islands) (HKD)	506,000	542,828

TOLL ROADS 0.3%
Jiangsu Expressway Co., Ltd., Class H (HKD)	652,000	684,341

	Number of Shares	Value
TOTAL CHINA		$1,227,169

FRANCE 9.9%
COMMUNICATIONS—SATELLITES 0.8%
Eutelsat Communications	54,308	1,753,599

ELECTRIC—INTEGRATED ELECTRIC 2.1%
GDF Suez	188,760	4,734,890

TOLL ROADS 6.6%
Groupe Eurotunnel SA	559,370	6,833,390
Vinci SA	143,649	8,346,960
		15,180,350
WATER 0.4%
Suez Environnement Co.	51,854	877,295
TOTAL FRANCE		22,546,134

GERMANY 1.7%
AIRPORTS 0.5%
Fraport AG	15,462	1,016,695

ELECTRIC—INTEGRATED ELECTRIC 1.2%
E.ON AG	155,123	2,839,979
TOTAL GERMANY		3,856,674

HONG KONG 1.0%
GAS DISTRIBUTION 0.7%
Hong Kong and China Gas Co., Ltd.	697,600	1,512,918

MARINE PORTS 0.3%
Cosco Pacific Ltd. (Bermuda)	564,000	749,594
TOTAL HONG KONG		2,262,512

ITALY 4.0%
COMMUNICATIONS—TOWERS 0.3%
Ei Towers S.p.A.(a)	12,892	684,059

ELECTRIC—INTEGRATED ELECTRIC 2.3%
Enel S.p.A.	980,516	5,203,930

GAS DISTRIBUTION 0.4%
Snam S.p.A.	156,550	866,060

TOLL ROADS 1.0%
Atlantia S.p.A.	93,628	2,311,922
TOTAL ITALY		9,065,971

	Number of Shares	Value
JAPAN 11.5%
ELECTRIC—INTEGRATED ELECTRIC 1.3%
Chubu Electric Power Co.(a)	136,700	$1,569,230
Kansai Electric Power Co.(a)	143,900	1,359,948
		2,929,178
GAS DISTRIBUTION 0.7%
Osaka Gas Co., Ltd.	395,000	1,587,203

RAILWAYS 9.5%
Central Japan Railway Co.	68,300	9,226,027
East Japan Railway Co.	101,000	7,569,820
West Japan Railway Co.	111,900	5,009,100
		21,804,947
TOTAL JAPAN		26,321,328

LUXEMBOURG 1.5%
COMMUNICATIONS—SATELLITES
SES SA	97,673	3,377,142

MEXICO 0.6%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, ADR	19,307	1,302,064

NETHERLANDS 0.6%
MARINE PORTS
Koninklijke Vopak NV	24,867	1,341,919

PORTUGAL 1.0%
ELECTRIC—INTEGRATED ELECTRIC
Energias de Portugal SA	539,375	2,353,746

SOUTH KOREA 0.8%
ELECTRIC—REGULATED ELECTRIC
Korea Electric Power Corp.	39,246	1,792,615

SPAIN 4.3%
GAS DISTRIBUTION 0.8%
Enagas SA	54,412	1,754,552

TOLL ROADS 3.5%
Abertis Infraestructuras SA	165,237	3,264,110
Ferrovial SA	249,141	4,831,875
		8,095,985
TOTAL SPAIN		9,850,537

	Number of Shares	Value
SWITZERLAND 1.6%
AIRPORTS
Flughafen Zuerich AG	5,703	$3,581,176

UNITED KINGDOM 4.8%
COMMUNICATIONS—SATELLITES 1.3%
Inmarsat PLC	259,089	2,944,355

ELECTRIC 2.8%
INTEGRATED ELECTRIC 0.4%
SSE PLC	32,896	825,005

REGULATED ELECTRIC 2.4%
National Grid PLC	381,294	5,489,038
TOTAL ELECTRIC		6,314,043

WATER 0.7%
Pennon Group PLC	126,731	1,625,109
TOTAL UNITED KINGDOM		10,883,507

UNITED STATES 41.4%
COMMUNICATIONS—TOWERS 14.3%
American Tower Corp.	146,658	13,731,589
Crown Castle International Corp.	156,302	12,587,000
SBA Communications Corp., Class A(a)	55,979	6,208,071
		32,526,660
ELECTRIC 13.7%
INTEGRATED ELECTRIC 7.4%
Dominion Resources VA	89,136	6,158,406
Exelon Corp.	86,928	2,963,375
NextEra Energy	71,736	6,734,576
NextEra Energy Partners LP(a)	12,994	450,762
PPL Corp.	16,976	557,492
		16,864,611
REGULATED ELECTRIC 6.3%
Alliant Energy Corp.	37,553	2,080,812
CenterPoint Energy	86,232	2,110,097
CMS Energy Corp.	118,983	3,529,036
DTE Energy Co.	45,389	3,453,195
Duke Energy Corp.	25,372	1,897,064

	Number of Shares	Value
PG&E Corp.	30,577	$1,377,188
		14,447,392
TOTAL ELECTRIC		31,312,003

GAS DISTRIBUTION 3.0%
Atmos Energy Corp.	21,980	1,048,446
NiSource	15,122	619,699
Sempra Energy	48,886	5,151,607
		6,819,752
PIPELINES 8.6%
PIPELINES—C-CORP 3.9%
Plains GP Holdings LP, Class A	78,370	2,402,040
SemGroup Corp., Class A	24,207	2,015,717
Williams Cos. (The)	82,037	4,540,748
		8,958,505
PIPELINES—MLP 4.7%
Cone Midstream Partners LP(a)	31,544	886,386
Energy Transfer Equity LP	28,979	1,787,715
EQT Midstream Partners LP	23,670	2,121,069
Kinder Morgan Management LLC(a)	5,652	532,136
MPLX LP	23,729	1,398,587
Summit Midstream Partners LP	16,842	856,584
Tallgrass Energy Partners LP	27,779	1,258,667
Transocean Partners LLC (Marshall Islands)(a)	17,058	446,578
VTTI Energy Partners LP (Marshall Islands)(a)	37,202	932,282
Westlake Chemical Partners LP(a)	12,599	365,371
		10,585,375
TOTAL PIPELINES		19,543,880

RAILWAYS 0.5%
Union Pacific Corp.	11,162	1,210,184

SHIPPING 1.3%
Teekay Corp. (Marshall Islands)	44,735	2,968,615
TOTAL UNITED STATES		94,381,094
TOTAL COMMON STOCK (Identified cost—$181,408,274)		220,864,378

		Number of Shares	Value
SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(b)		3,200,000	$3,200,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,200,000)			3,200,000

TOTAL INVESTMENTS (Identified cost—$184,608,274)	98.3%		224,064,378

OTHER ASSETS IN EXCESS OF LIABILITIES	1.7		3,874,170

NET ASSETS	100.0%		$227,938,548

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
MLP	Master Limited Partnership

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Electric	26.0
Communications	18.1
Toll Roads	14.3
Railways	10.6
Pipelines	13.5
Gas Distribution	5.7
Other	3.1
Airports	3.0
Marine Ports	2.9
Water	1.5
Shipping	1.3
100.0

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$220,864,378	$220,864,378	$—	$—
Money Market Funds	3,200,000	—	3,200,000	—
Total Investments(a)	$224,064,378	$220,864,378	$3,200,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$184,608,274
Gross unrealized appreciation	$41,019,807
Gross unrealized depreciation	(1,563,703)
Net unrealized appreciation	$39,456,104

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2014